Expense Example - Atlas U.S. Government Money Market Fund, Inc.	Jul. 28, 2025 USD ($)
Atlas U.S. Government Money Market Fund, Inc. Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	249
Atlas U.S. Government Money Market Fund, Inc. Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Atlas U.S. Government Money Market Fund, Inc. Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	$ 343